UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2009

Item 1. Reports to Stockholders

Fidelity® New York Municipal Income
Fund

Annual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2009	Past 1 year	Past 5 years	Past 10 years
NY Municipal Income	-0.29%	3.12%	4.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in New York Municipal Income, a class of the fund, on January 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® New York Municipal Income Fund

Despite an impressive late-period rally, municipal bonds suffered losses during the 12 months ending January 31, 2009, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bond prices ultimately experienced declines amid concerns about the financial strength of bond insurers. Supply pressures also weighed on munis, as issuers scrambled to refinance their auction-rate debt when the market for these securities - a source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the robust selling by leveraged investors to cover losses and meet investor redemptions. But in December and January, munis started to regain strength as investors gravitated toward their attractive valuations and as coupon payments - many of them distributed to investors in January - were reinvested into the muni market. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 0.16%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 2.59%.

For the year ending January 31, 2009, the fund's Retail Class shares returned -0.29% and the Barclays Capital New York 4+ Year Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -0.25%. Sector selection and yield-curve positioning bolstered the fund's relative performance. In terms of sector selection, underweightings in tobacco bonds and housing bonds - two poor-performing sectors - aided performance. Both were hurt in large measure by the broad downturn in lower-quality bonds. An underweighting in New York City bonds also helped because they were hurt by concerns about the city's fiscal health in response to the weakening economy and declining revenues on Wall Street. Turning to yield-curve positioning - meaning how I allocated investments across bonds of various maturities - my decision to maintain a larger-than-index stake in intermediate bonds proved beneficial, because they outperformed longer-term securities, in which I was underweighted. In contrast, some decisions regarding credit quality worked against us. In particular, the fund was hurt by its underexposure to prerefunded and escrowed bonds, both of which are backed by U.S. Treasuries or other government-guaranteed bonds. These securities were in strong demand as investors flocked to very high-quality instruments with attractive levels of tax-free yield.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	.75%
Actual		$ 1,000.00	$ 1,002.10	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Class T	.72%
Actual		$ 1,000.00	$ 1,002.30	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.66
Class B	1.41%
Actual		$ 1,000.00	$ 998.80	$ 7.08
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.15
Class C	1.50%
Actual		$ 1,000.00	$ 998.40	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 1,003.50	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.77	$ 2.39
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,003.40	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.0	35.2
Special Tax	21.7	22.3
Transportation	12.4	12.3
Water & Sewer	10.1	11.6
Education	7.9	6.6
Weighted Average Maturity as of January 31, 2009
		6 months ago
Years	12.5	8.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	8.8	7.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2009	As of July 31, 2008
AAA 7.1%	AAA 20.0%
AA,A 81.4%	AA,A 75.2%
BBB 9.2%	BBB 1.9%
BB and Below 1.0%	BB and Below 1.1%
Not Rated 0.4%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments January 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 1,100	$ 957
New York - 94.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	2,515
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	539
Series A2, 5% 8/1/11	750	795
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (FGIC Insured)	2,625	2,781
5% 9/1/16 (FGIC Insured)	1,680	1,768
5% 9/1/17 (FGIC Insured)	1,000	1,041
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,714
5.75% 5/1/20 (FSA Insured)	1,400	1,488
5.75% 5/1/21	1,755	1,853
5.75% 5/1/22	4,900	5,138
5.75% 5/1/23	1,000	1,042
Series 2004:
5.75% 5/1/17	5,950	6,750
5.75% 5/1/19 (FSA Insured)	5,000	5,544
5.75% 5/1/23 (FSA Insured)	9,620	10,217
5.75% 5/1/25 (FSA Insured)	2,000	2,095
5.75% 5/1/26	8,985	9,367
Series 2007 A, 5.75% 5/1/27	5,000	4,960
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,590
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,123
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,566
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	6,823
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,010	1,333
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	18,660
Series 2006 B, 5% 12/1/35	3,000	2,625
Series 2006 C, 5% 9/1/35	2,500	2,189
Series 2006 E, 5% 12/1/17	10,000	10,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2009 A, 5.75% 4/1/39	$ 2,500	$ 2,482
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,138
5.75% 7/1/31	3,025	3,036
Series 2002 B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,166
5.5% 7/1/23	5,000	5,112
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,335
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (MBIA Insured) (b)	1,000	1,032
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,481
5% 8/1/13	1,650	1,578
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (MBIA Insured)	1,000	1,035
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	75	75
Series 2001 B, 5.875% 11/1/11	540	545
Series 2001 C, 5.625% 11/1/10	270	275
Series 2001 D, 5.625% 11/1/10	1,225	1,276
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,102
Series 2000 A, 6.5% 5/15/11	195	207
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,731
Series 2002 A, 5.75% 8/1/14	5,000	5,524
Series 2002 A1, 5.25% 11/1/14	1,350	1,452
Series 2002 B:
5.75% 8/1/14	3,000	3,315
5.75% 8/1/15	3,500	3,845
Series 2003 A:
5.5% 8/1/14	3,205	3,578
5.5% 8/1/20	7,000	7,340
Series 2003 E, 5.25% 8/1/14	3,390	3,741
Series 2003 J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,831
5.5% 6/1/19	2,395	2,567
5.5% 6/1/20 (AMBAC Insured)	6,000	6,305
Series 2004 B, 5.25% 8/1/15	9,855	10,970
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 F, 5.25% 8/1/12	$ 2,000	$ 2,127
Series 2005 G:
5.25% 8/1/16	9,010	10,212
5.625% 8/1/13 (MBIA Insured)	3,000	3,303
Series 2008 A1, 5.25% 8/15/27	15,000	14,825
Series 2008 D1, 5.125% 12/1/23	5,000	5,101
Series A, 5% 8/1/19	3,000	3,181
Series I-1, 5% 4/1/17	7,215	7,943
Series O, 5% 6/1/22	5,000	5,081
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,768
5.5% 2/15/17 (FSA Insured)	3,000	3,165
5.5% 2/15/18 (FSA Insured)	2,500	2,620
5.5% 2/15/19 (FSA Insured)	1,250	1,300
Series 2008 A, 5.5% 2/15/21	9,630	9,969
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,256
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,575	1,575
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,892
Series 2002 A, 5.125% 6/15/34	16,500	16,395
Series 2003 E, 5% 6/15/34	2,000	1,922
Series 2005 D:
5% 6/15/37	16,090	15,317
5% 6/15/38	20,050	19,044
5% 6/15/39	2,800	2,654
Series 2009 DD, 6% 6/15/40	1,060	1,125
Series A:
5% 6/15/32	5,000	4,859
5.125% 6/15/34	4,200	4,173
5.75% 6/15/40	9,800	10,336
Series AA, 5% 6/15/27	10,000	10,013
Series D, 5% 6/15/39	3,755	3,575
Series E, 5% 6/15/38	2,975	2,826
Series G:
5.125% 6/15/32	3,000	2,966
5.125% 6/15/32 (FGIC Insured)	4,750	4,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	$ 3,000	$ 2,733
Series 2008 S1, 5% 1/15/34	15,000	13,827
Series 2009 S1:
5.5% 7/15/31	5,000	5,029
5.625% 7/15/38	2,900	2,907
Series S2, 6% 7/15/38	7,500	7,723
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,154
Series 2003 D:
5% 2/1/31	20,025	19,453
5.25% 2/1/17 (MBIA Insured)	9,385	10,225
5.25% 2/1/19	8,075	8,634
Series 2004 B, 5% 8/1/32	5,000	4,826
Series 2004 C:
5% 2/1/28	15,000	14,945
5% 2/1/33 (FGIC Insured)	7,350	7,053
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,461
Series B, 5.25% 8/1/19	3,000	3,242
Series C, 5.375% 2/1/17	1,000	1,060
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,297
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,198
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (Assured Guaranty Corp. Insured)	48,000	40,972
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	8,000	8,329
(Ref. Ed. Proj.) Series 2005 B, 5.5% 3/15/22	7,025	7,999
Series 2006 C, 5% 12/15/31	10,000	9,773
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,502
5.75% 7/1/13 (AMBAC Insured)	3,000	3,251
Series C, 7.5% 7/1/10	2,695	2,820
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (MBIA Insured)	1,900	2,242
6% 7/1/21 (MBIA Insured)	2,500	2,980
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,495	2,505
5.85% 8/1/40	9,500	9,544
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	$ 13,000	$ 14,296
5.5% 5/15/21 (AMBAC Insured)	10,000	10,856
5.5% 5/15/28	2,700	2,668
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,635	2,922
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	1,706
5% 7/1/14	2,510	2,152
Series 2007 A:
5% 7/1/10	1,000	964
5% 7/1/11	1,365	1,280
5% 7/1/12	1,530	1,394
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,095
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	788
5.5% 7/1/19 (AMBAC Insured)	1,705	1,774
5.5% 7/1/20 (AMBAC Insured)	860	894
Series 2008 A, 5.25% 7/1/48	10,000	9,677
Series 2008 B, 5.25% 7/1/48	8,000	7,741
Series A, 5.75% 7/1/27	11,000	12,166
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	1,981
5% 5/1/21	1,315	1,251
Series 1998, 5.5% 11/1/14 (MBIA Insured)	1,500	1,561
(Orange Reg'l. Med. Ctr. Proj.):
5.5% 12/1/12	3,125	2,947
6.125% 12/1/29	1,000	729
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,713
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,531
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,846
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	548
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	17,774
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	10,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.):
Series B, 7.5% 5/15/11	$ 1,035	$ 1,160
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	1,920
5.5% 3/1/39	2,500	2,343
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,278
5% 7/1/39	19,005	17,233
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,314
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,073
6% 7/1/15	1,160	1,124
6% 7/1/16	1,230	1,177
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	711
5.375% 7/1/17 (AMBAC Insured)	370	391
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,187
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,475
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	10,909
6% 10/1/22 (MBIA Insured)	2,775	2,884
6% 10/1/29 (MBIA Insured)	5,600	5,675
6%, tender 5/15/12 (a)	11,000	11,774
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,566
5.25% 7/1/21 (MBIA Insured)	1,745	1,839
5.25% 7/1/22 (MBIA Insured)	1,835	1,912
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	4,851
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	548
Series 2002 D:
5% 6/15/20	9,000	9,445
5.125% 6/15/31	6,900	6,922
Series 2002 G, 5.25% 10/15/20	1,255	1,304
Series 2004 F, 5% 6/15/34	4,825	4,670
Series 2003 I, 5% 6/15/24	2,000	2,049
Series 2004 D, 5% 2/15/34	12,150	11,762
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.: - continued
Series 2005 B, 5.5% 10/15/21	$ 3,985	$ 4,588
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,247
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	9,612
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2002 A, 5.5% 11/15/26	13,575	13,744
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,036
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,572
Series 2003 B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,276
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,180
Series 2005 B, 5% 11/15/35 (MBIA Insured)	3,300	2,897
Series 2007 B:
5% 11/15/26	8,185	7,777
5% 11/15/28	2,235	2,063
Series 2008 A, 5.25% 11/15/36	15,000	13,699
Series 2008 C, 6.5% 11/15/28	9,445	10,173
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	25,233
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,192
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,575
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,591
5.25% 1/1/27	6,570	6,616
Series 2007 H:
5% 1/1/21	5,755	6,085
5% 1/1/25	13,000	12,971
5% 1/1/26	4,000	3,946
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,260	10,159
5.5% 4/1/20 (AMBAC Insured)	43,375	49,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund: - continued
Series 2007 B, 5% 4/1/27	$ 6,750	$ 6,569
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,396
5.25% 3/15/25	8,000	8,331
5.25% 3/15/26	12,080	12,485
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	6,200	6,652
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,953
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,164
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (MBIA Insured)	5,000	5,607
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,143
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,398
5% 1/1/24 (FSA Insured)	5,975	6,113
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	102
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	119
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	122
7.5% 3/1/16 (MBIA Insured)	970	1,196
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	138
7.5% 3/1/17 (MBIA Insured)	1,100	1,366
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,013
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	4,925
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	1,095	1,082
Series 2007 B, 5.25% 12/1/32	680	477
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,138
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	3,855
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,207
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 3,255	$ 3,313
5.25% 6/1/22 (AMBAC Insured)	5,270	5,333
5.5% 6/1/14	13,125	13,205
5.5% 6/1/15	6,700	6,849
5.5% 6/1/16	17,500	17,834
5.5% 6/1/17	7,000	7,179
5.5% 6/1/18 (MBIA Insured)	3,000	3,133
5.5% 6/1/19	4,600	4,720
Series 2003B 1C:
5.5% 6/1/15	11,800	12,062
5.5% 6/1/17	5,700	5,846
Series 2003B 1C:
5.5% 6/1/14	5,000	5,030
5.5% 6/1/18	3,800	3,909
5.5% 6/1/19	13,620	13,977
5.5% 6/1/21	12,070	12,184
5.5% 6/1/22	9,700	9,732
Series C1:
5% 6/1/11	405	405
5.5% 6/1/16	10,040	10,371
5.5% 6/1/20	16,000	16,275
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,705	1,743
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,247
Series 2007 A, 5% 11/15/27	6,410	6,441
Series 2008 A:
5% 11/15/37	13,000	12,280
5.25% 11/15/38	14,500	14,199
Series 2001 A:
5% 1/1/32	3,010	2,906
5% 1/1/32 (MBIA Insured)	1,455	1,412
Series 2002 A, 5.25% 1/1/19	1,100	1,159
		1,406,696
New York & New Jersey - 3.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,017
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,519
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
134th Series, 5% 1/15/39	$ 10,000	$ 9,409
136th Series, 5.25% 11/1/16 (b)	4,510	4,769
138th Series, 5% 12/1/13 (b)	4,500	4,795
141st Series, 5% 9/1/18 (b)	6,045	6,174
147th Series, 5% 10/15/17 (b)	5,000	5,253
85th Series, 5.375% 3/1/28	6,205	6,555
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	5,000	5,111
		48,602
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	2,939
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	887
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,010
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	5,000	4,849
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,504
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,002
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,055
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,000	886
		17,132
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,512,162)	1,473,387
NET OTHER ASSETS - 0.9%	13,873
NET ASSETS - 100%	$ 1,487,260
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,473,387	$ -	$ 1,473,387	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (unaudited)
General Obligations	37.0%
Special Tax	21.7%
Transportation	12.4%
Water & Sewer	10.1%
Education	7.9%
Others* (individually less than 5%)	10.9%
100.0%
*Includes net other assets
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $426,000 all of which will expire on January 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,512,162)		$ 1,473,387
Receivable for fund shares sold		1,246
Interest receivable		18,052
Prepaid expenses		13
Other receivables		7
Total assets		1,492,705

Liabilities
Payable to custodian bank	$ 1,642
Payable for fund shares redeemed	1,528
Distributions payable	1,296
Accrued management fee	456
Transfer agent fee payable	350
Distribution fees payable	27
Other affiliated payables	93
Other payables and accrued expenses	53
Total liabilities		5,445

Net Assets		$ 1,487,260
Net Assets consist of:
Paid in capital		$ 1,526,367
Undistributed net investment income		122
Accumulated undistributed net realized gain (loss) on investments		(454)
Net unrealized appreciation (depreciation) on investments		(38,775)
Net Assets		$ 1,487,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,524 ÷ 1,673.2 shares)	$ 12.27

Maximum offering price per share (100/96.00 of $12.27)	$ 12.78
Class T: Net Asset Value and redemption price per share ($7,777 ÷ 633.2 shares)	$ 12.28

Maximum offering price per share (100/96.00 of $12.28)	$ 12.79
Class B: Net Asset Value and offering price per share ($6,586 ÷ 537.3 shares)A	$ 12.26

Class C: Net Asset Value and offering price per share ($19,336 ÷ 1,576.4 shares)A	$ 12.27

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,428,134 ÷ 116,391.5 shares)	$ 12.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,903 ÷ 399.9 shares)	$ 12.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended January 31, 2009

Investment Income
Interest		$ 67,084

Expenses
Management fee	$ 5,588
Transfer agent fees	1,084
Distribution fees	291
Accounting fees and expenses	289
Custodian fees and expenses	22
Independent trustees' compensation	6
Registration fees	81
Audit	62
Legal	14
Miscellaneous	8
Total expenses before reductions	7,445
Expense reductions	(160)	7,285
Net investment income		59,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,045)
Swap agreements	573
Total net realized gain (loss)		(472)
Change in net unrealized appreciation (depreciation) on: Investment securities	(69,897)
Swap agreements	(525)
Total change in net unrealized appreciation (depreciation)		(70,422)
Net gain (loss)		(70,894)
Net increase (decrease) in net assets resulting from operations		$ (11,095)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2009	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 59,799	$ 55,222
Net realized gain (loss)	(472)	4,123
Change in net unrealized appreciation (depreciation)	(70,422)	10,830
Net increase (decrease) in net assets resulting from operations	(11,095)	70,175
Distributions to shareholders from net investment income	(59,779)	(55,204)
Distributions to shareholders from net realized gain	(840)	(3,939)
Total distributions	(60,619)	(59,143)
Share transactions - net increase (decrease)	35,883	63,058
Redemption fees	62	18
Total increase (decrease) in net assets	(35,769)	74,108

Net Assets
Beginning of period	1,523,029	1,448,921
End of period (including undistributed net investment income of $122 and undistributed net investment income of $162, respectively)	$ 1,487,260	$ 1,523,029

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income C	.449	.446	.464	.483	.504
Net realized and unrealized gain (loss)	(.521)	.134	.002 D	(.227)	.101
Total from investment operations	(.072)	.580	.466	.256	.605
Distributions from net investment income	(.451)	(.446)	(.464)	(.481)	(.507)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.458)	(.480)	(.576)	(.606)	(.685)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return A, B	(.49)%	4.67%	3.72%	2.00%	4.72%
Ratios to Average Net Assets E
Expenses before reductions	.75%	.73%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.75%	.73%	.66%	.67%	.68%
Expenses net of all reductions	.74%	.70%	.63%	.64%	.67%
Net investment income	3.67%	3.52%	3.65%	3.73%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 13	$ 11	$ 6	$ 6
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income C	.452	.446	.455	.472	.494
Net realized and unrealized gain (loss)	(.520)	.134	.001 D	(.217)	.090
Total from investment operations	(.068)	.580	.456	.255	.584
Distributions from net investment income	(.455)	(.446)	(.454)	(.470)	(.496)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.462)	(.480)	(.566)	(.595)	(.674)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Total Return A, B	(.46)%	4.67%	3.64%	1.99%	4.55%
Ratios to Average Net Assets E
Expenses before reductions	.72%	.72%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.72%	.72%	.74%	.75%	.76%
Expenses net of all reductions	.71%	.70%	.71%	.72%	.75%
Net investment income	3.70%	3.53%	3.57%	3.65%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 5	$ 4	$ 3	$ 2
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income C	.370	.358	.366	.384	.405
Net realized and unrealized gain (loss)	(.533)	.134	.002 D	(.227)	.100
Total from investment operations	(.163)	.492	.368	.157	.505
Distributions from net investment income	(.370)	(.358)	(.366)	(.382)	(.407)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.377)	(.392)	(.478)	(.507)	(.585)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return A, B	(1.23)%	3.95%	2.93%	1.22%	3.93%
Ratios to Average Net Assets E
Expenses before reductions	1.41%	1.42%	1.43%	1.43%	1.44%
Expenses net of fee waivers, if any	1.41%	1.42%	1.43%	1.43%	1.44%
Expenses net of all reductions	1.40%	1.40%	1.40%	1.41%	1.43%
Net investment income	3.01%	2.83%	2.88%	2.96%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 9	$ 10	$ 10
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income C	.357	.347	.355	.373	.394
Net realized and unrealized gain (loss)	(.522)	.134	.002 D	(.228)	.100
Total from investment operations	(.165)	.481	.357	.145	.494
Distributions from net investment income	(.358)	(.347)	(.355)	(.370)	(.396)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.365)	(.381)	(.467)	(.495)	(.574)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return A, B	(1.24)%	3.86%	2.84%	1.14%	3.84%
Ratios to Average Net Assets E
Expenses before reductions	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.50%	1.48%	1.49%	1.49%	1.51%
Net investment income	2.91%	2.74%	2.79%	2.88%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 16	$ 16	$ 20	$ 16
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income B	.486	.479	.488	.508	.530
Net realized and unrealized gain (loss)	(.533)	.134	.001 C	(.217)	.091
Total from investment operations	(.047)	.613	.489	.291	.621
Distributions from net investment income	(.486)	(.479)	(.487)	(.506)	(.533)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.493)	(.513)	(.599)	(.631)	(.711)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Total Return A	(.29)%	4.94%	3.91%	2.27%	4.84%
Ratios to Average Net Assets D
Expenses before reductions	.47%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.46%	.44%	.45%	.45%	.47%
Net investment income	3.95%	3.78%	3.83%	3.92%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,428	$ 1,480	$ 1,407	$ 1,411	$ 1,406
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income B	.479	.479	.487	.506	.523
Net realized and unrealized gain (loss)	(.527)	.133	.002 C	(.227)	.092
Total from investment operations	(.048)	.612	.489	.279	.615
Distributions from net investment income	(.485)	(.478)	(.487)	(.504)	(.527)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.492)	(.512)	(.599)	(.629)	(.705)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return A	(.29)%	4.94%	3.91%	2.18%	4.80%
Ratios to Average Net Assets D
Expenses before reductions	.48%	.47%	.48%	.49%	.53%
Expenses net of fee waivers, if any	.48%	.47%	.48%	.49%	.53%
Expenses net of all reductions	.47%	.44%	.45%	.46%	.52%
Net investment income	3.94%	3.78%	3.83%	3.91%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 4,903	$ 1,995	$ 1,195	$ 898	$ 284
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009 for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 16,714
Unrealized depreciation	(55,369)
Net unrealized appreciation (depreciation)	(38,655)
Undistributed ordinary income	2
Capital loss carryforward	(426)

Cost for federal income tax purposes	$ 1,512,042

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	January 31, 2009	January 31, 2008
Tax-exempt Income	$ 59,779	$ 55,204
Long-term Capital Gains	840	3,939
Total	$ 60,619	$ 59,143

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Swap Agreements - continued

into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $303,341 and $256,779, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 41	$ 3
Class T	-%	.25%	16	-
Class B	.65%	.25%	66	48
Class C	.75%	.25%	168	50
			$ 291	$ 101

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	5
Class B*	23
Class C*	3
$ 42

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 16.10
Class T	5.07
Class B	8.11
Class C	18.11
New York Municipal Income	1,034.07
Institutional Class	3.08
	$ 1,084

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $19 and $141, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2009	2008
From net investment income
Class A	$ 604	$ 404
Class T	236	169
Class B	220	241
Class C	491	418
New York Municipal Income	58,103	53,927
Institutional Class	125	45
Total	$ 59,779	$ 55,204

Annual Report

9. Distributions to Shareholders - continued

Years ended January 31,	2009	2008
From net realized gain
Class A	$ 8	$ 31
Class T	3	13
Class B	4	23
Class C	8	42
New York Municipal Income	816	3,827
Institutional Class	1	3
Total	$ 840	$ 3,939

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2009	2008	2009	2008
Class A
Shares sold	850	279	$ 10,478	$ 3,563
Reinvestment of distributions	37	24	457	303
Shares redeemed	(230)	(180)	(2,765)	(2,273)
Net increase (decrease)	657	123	$ 8,170	$ 1,593
Class T
Shares sold	389	164	$ 4,807	$ 2,098
Reinvestment of distributions	14	11	171	134
Shares redeemed	(123)	(112)	(1,491)	(1,425)
Net increase (decrease)	280	63	$ 3,487	$ 807
Class B
Shares sold	99	48	$ 1,215	$ 605
Reinvestment of distributions	12	15	149	193
Shares redeemed	(202)	(148)	(2,471)	(1,883)
Net increase (decrease)	(91)	(85)	$ (1,107)	$ (1,085)
Class C
Shares sold	543	323	$ 6,685	$ 4,095
Reinvestment of distributions	21	19	251	240
Shares redeemed	(202)	(407)	(2,493)	(5,157)
Net increase (decrease)	362	(65)	$ 4,443	$ (822)
New York Municipal Income
Shares sold	38,599	24,396	$ 474,128	$ 309,298
Reinvestment of distributions	3,497	3,308	42,806	41,932
Shares redeemed	(41,257)	(22,904)	(499,022)	(289,467)
Net increase (decrease)	839	4,800	$ 17,912	$ 61,763
Institutional Class
Shares sold	353	130	$ 4,299	$ 1,658
Reinvestment of distributions	4	3	47	36
Shares redeemed	(113)	(71)	(1,368)	(892)
Net increase (decrease)	244	62	$ 2,978	$ 802

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 2.08% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NFY-UANN-0309
1.789711.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
New York Municipal Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

January 31, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-4.47%	2.07%	3.88%
Class T (incl. 4.00% sales charge) B	-4.44%	2.02%	3.85%
Class B (incl. contingent deferred sales charge) C	-6.01%	1.80%	3.80%
Class C (incl. contingent deferred sales charge) D	-2.20%	2.07%	3.75%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on August 1, 2002. Returns between August 1, 2002 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B As of August 1, 2002, Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

C As of August 1, 2002, Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D As of August 1, 2002, Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class A on January 31, 1999, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period. The initial offering of Class A took place on August 1, 2002. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund

Despite an impressive late-period rally, municipal bonds suffered losses during the 12 months ending January 31, 2009, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bond prices ultimately experienced declines amid concerns about the financial strength of bond insurers. Supply pressures also weighed on munis, as issuers scrambled to refinance their auction-rate debt when the market for these securities - a source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the robust selling by leveraged investors to cover losses and meet investor redemptions. But in December and January, munis started to regain strength as investors gravitated toward their attractive valuations and as coupon payments - many of them distributed to investors in January - were reinvested into the muni market. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 0.16%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 2.59%.

For the year ending January 31, 2009, the fund's Class A, Class T, Class B and Class C shares returned -0.49%, -0.46%, -1.23% and -1.24%, respectively (excluding sales charges). Meanwhile, the Barclays Capital New York 4+ Year Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -0.25%. Sector selection and yield-curve positioning bolstered the fund's relative performance. In terms of sector selection, underweightings in tobacco bonds and housing bonds - two poor-performing sectors - aided performance. Both were hurt in large measure by the broad downturn in lower-quality bonds. An underweighting in New York City bonds also helped because they were hurt by concerns about the city's fiscal health in response to the weakening economy and declining revenues on Wall Street. Turning to yield-curve positioning - meaning how I allocated investments across bonds of various maturities - my decision to maintain a larger-than-index stake in intermediate bonds proved beneficial, because they outperformed longer-term securities, in which I was underweighted. In contrast, some decisions regarding credit quality worked against us. In particular, the fund was hurt by its underexposure to prerefunded and escrowed bonds, both of which are backed by U.S. Treasuries or other government-guaranteed bonds. These securities were in strong demand as investors flocked to very high-quality instruments with attractive levels of tax-free yield.

For the year ending January 31, 2009, the fund's Institutional Class shares returned -0.29%, and the Barclays Capital New York 4+ Year Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -0.25%. Sector selection and yield-curve positioning bolstered the fund's relative performance. In terms of sector selection, underweightings in tobacco bonds and housing bonds - two poor-performing sectors - aided performance. Both were hurt in large measure by the broad downturn in lower-quality bonds. An underweighting in New York City bonds also helped because they were hurt by concerns about the city's fiscal health in response to the weakening economy and declining revenues on Wall Street. Turning to yield-curve positioning - meaning how I allocated investments across bonds of various maturities - my decision to maintain a larger-than-index stake in intermediate bonds proved beneficial, because they outperformed longer-term securities, in which I was underweighted. In contrast, some decisions regarding credit quality worked against us. In particular, the fund was hurt by its underexposure to prerefunded and escrowed bonds, both of which are backed by U.S. Treasuries or other government-guaranteed bonds. These securities were in strong demand as investors flocked to very high-quality instruments with attractive levels of tax-free yield.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	.75%
Actual		$ 1,000.00	$ 1,002.10	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Class T	.72%
Actual		$ 1,000.00	$ 1,002.30	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.66
Class B	1.41%
Actual		$ 1,000.00	$ 998.80	$ 7.08
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.15
Class C	1.50%
Actual		$ 1,000.00	$ 998.40	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 1,003.50	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.77	$ 2.39
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,003.40	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.0	35.2
Special Tax	21.7	22.3
Transportation	12.4	12.3
Water & Sewer	10.1	11.6
Education	7.9	6.6
Weighted Average Maturity as of January 31, 2009
		6 months ago
Years	12.5	8.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	8.8	7.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2009	As of July 31, 2008
AAA 7.1%	AAA 20.0%
AA,A 81.4%	AA,A 75.2%
BBB 9.2%	BBB 1.9%
BB and Below 1.0%	BB and Below 1.1%
Not Rated 0.4%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments January 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 1,100	$ 957
New York - 94.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	2,515
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	539
Series A2, 5% 8/1/11	750	795
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (FGIC Insured)	2,625	2,781
5% 9/1/16 (FGIC Insured)	1,680	1,768
5% 9/1/17 (FGIC Insured)	1,000	1,041
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,714
5.75% 5/1/20 (FSA Insured)	1,400	1,488
5.75% 5/1/21	1,755	1,853
5.75% 5/1/22	4,900	5,138
5.75% 5/1/23	1,000	1,042
Series 2004:
5.75% 5/1/17	5,950	6,750
5.75% 5/1/19 (FSA Insured)	5,000	5,544
5.75% 5/1/23 (FSA Insured)	9,620	10,217
5.75% 5/1/25 (FSA Insured)	2,000	2,095
5.75% 5/1/26	8,985	9,367
Series 2007 A, 5.75% 5/1/27	5,000	4,960
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,590
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,123
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,566
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	6,823
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,010	1,333
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	18,660
Series 2006 B, 5% 12/1/35	3,000	2,625
Series 2006 C, 5% 9/1/35	2,500	2,189
Series 2006 E, 5% 12/1/17	10,000	10,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2009 A, 5.75% 4/1/39	$ 2,500	$ 2,482
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,138
5.75% 7/1/31	3,025	3,036
Series 2002 B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,166
5.5% 7/1/23	5,000	5,112
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,335
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (MBIA Insured) (b)	1,000	1,032
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,481
5% 8/1/13	1,650	1,578
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (MBIA Insured)	1,000	1,035
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	75	75
Series 2001 B, 5.875% 11/1/11	540	545
Series 2001 C, 5.625% 11/1/10	270	275
Series 2001 D, 5.625% 11/1/10	1,225	1,276
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,102
Series 2000 A, 6.5% 5/15/11	195	207
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,731
Series 2002 A, 5.75% 8/1/14	5,000	5,524
Series 2002 A1, 5.25% 11/1/14	1,350	1,452
Series 2002 B:
5.75% 8/1/14	3,000	3,315
5.75% 8/1/15	3,500	3,845
Series 2003 A:
5.5% 8/1/14	3,205	3,578
5.5% 8/1/20	7,000	7,340
Series 2003 E, 5.25% 8/1/14	3,390	3,741
Series 2003 J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,831
5.5% 6/1/19	2,395	2,567
5.5% 6/1/20 (AMBAC Insured)	6,000	6,305
Series 2004 B, 5.25% 8/1/15	9,855	10,970
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 F, 5.25% 8/1/12	$ 2,000	$ 2,127
Series 2005 G:
5.25% 8/1/16	9,010	10,212
5.625% 8/1/13 (MBIA Insured)	3,000	3,303
Series 2008 A1, 5.25% 8/15/27	15,000	14,825
Series 2008 D1, 5.125% 12/1/23	5,000	5,101
Series A, 5% 8/1/19	3,000	3,181
Series I-1, 5% 4/1/17	7,215	7,943
Series O, 5% 6/1/22	5,000	5,081
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,768
5.5% 2/15/17 (FSA Insured)	3,000	3,165
5.5% 2/15/18 (FSA Insured)	2,500	2,620
5.5% 2/15/19 (FSA Insured)	1,250	1,300
Series 2008 A, 5.5% 2/15/21	9,630	9,969
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,256
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,575	1,575
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,892
Series 2002 A, 5.125% 6/15/34	16,500	16,395
Series 2003 E, 5% 6/15/34	2,000	1,922
Series 2005 D:
5% 6/15/37	16,090	15,317
5% 6/15/38	20,050	19,044
5% 6/15/39	2,800	2,654
Series 2009 DD, 6% 6/15/40	1,060	1,125
Series A:
5% 6/15/32	5,000	4,859
5.125% 6/15/34	4,200	4,173
5.75% 6/15/40	9,800	10,336
Series AA, 5% 6/15/27	10,000	10,013
Series D, 5% 6/15/39	3,755	3,575
Series E, 5% 6/15/38	2,975	2,826
Series G:
5.125% 6/15/32	3,000	2,966
5.125% 6/15/32 (FGIC Insured)	4,750	4,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	$ 3,000	$ 2,733
Series 2008 S1, 5% 1/15/34	15,000	13,827
Series 2009 S1:
5.5% 7/15/31	5,000	5,029
5.625% 7/15/38	2,900	2,907
Series S2, 6% 7/15/38	7,500	7,723
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,154
Series 2003 D:
5% 2/1/31	20,025	19,453
5.25% 2/1/17 (MBIA Insured)	9,385	10,225
5.25% 2/1/19	8,075	8,634
Series 2004 B, 5% 8/1/32	5,000	4,826
Series 2004 C:
5% 2/1/28	15,000	14,945
5% 2/1/33 (FGIC Insured)	7,350	7,053
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,461
Series B, 5.25% 8/1/19	3,000	3,242
Series C, 5.375% 2/1/17	1,000	1,060
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,297
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,198
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (Assured Guaranty Corp. Insured)	48,000	40,972
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	8,000	8,329
(Ref. Ed. Proj.) Series 2005 B, 5.5% 3/15/22	7,025	7,999
Series 2006 C, 5% 12/15/31	10,000	9,773
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,502
5.75% 7/1/13 (AMBAC Insured)	3,000	3,251
Series C, 7.5% 7/1/10	2,695	2,820
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (MBIA Insured)	1,900	2,242
6% 7/1/21 (MBIA Insured)	2,500	2,980
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,495	2,505
5.85% 8/1/40	9,500	9,544
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	$ 13,000	$ 14,296
5.5% 5/15/21 (AMBAC Insured)	10,000	10,856
5.5% 5/15/28	2,700	2,668
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,635	2,922
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	1,706
5% 7/1/14	2,510	2,152
Series 2007 A:
5% 7/1/10	1,000	964
5% 7/1/11	1,365	1,280
5% 7/1/12	1,530	1,394
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,095
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	788
5.5% 7/1/19 (AMBAC Insured)	1,705	1,774
5.5% 7/1/20 (AMBAC Insured)	860	894
Series 2008 A, 5.25% 7/1/48	10,000	9,677
Series 2008 B, 5.25% 7/1/48	8,000	7,741
Series A, 5.75% 7/1/27	11,000	12,166
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	1,981
5% 5/1/21	1,315	1,251
Series 1998, 5.5% 11/1/14 (MBIA Insured)	1,500	1,561
(Orange Reg'l. Med. Ctr. Proj.):
5.5% 12/1/12	3,125	2,947
6.125% 12/1/29	1,000	729
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,713
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,531
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,846
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	548
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	17,774
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	10,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.):
Series B, 7.5% 5/15/11	$ 1,035	$ 1,160
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	1,920
5.5% 3/1/39	2,500	2,343
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,278
5% 7/1/39	19,005	17,233
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,314
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,073
6% 7/1/15	1,160	1,124
6% 7/1/16	1,230	1,177
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	711
5.375% 7/1/17 (AMBAC Insured)	370	391
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,187
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,475
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	10,909
6% 10/1/22 (MBIA Insured)	2,775	2,884
6% 10/1/29 (MBIA Insured)	5,600	5,675
6%, tender 5/15/12 (a)	11,000	11,774
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,566
5.25% 7/1/21 (MBIA Insured)	1,745	1,839
5.25% 7/1/22 (MBIA Insured)	1,835	1,912
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	4,851
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	548
Series 2002 D:
5% 6/15/20	9,000	9,445
5.125% 6/15/31	6,900	6,922
Series 2002 G, 5.25% 10/15/20	1,255	1,304
Series 2004 F, 5% 6/15/34	4,825	4,670
Series 2003 I, 5% 6/15/24	2,000	2,049
Series 2004 D, 5% 2/15/34	12,150	11,762
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.: - continued
Series 2005 B, 5.5% 10/15/21	$ 3,985	$ 4,588
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,247
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	9,612
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2002 A, 5.5% 11/15/26	13,575	13,744
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,036
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,572
Series 2003 B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,276
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,180
Series 2005 B, 5% 11/15/35 (MBIA Insured)	3,300	2,897
Series 2007 B:
5% 11/15/26	8,185	7,777
5% 11/15/28	2,235	2,063
Series 2008 A, 5.25% 11/15/36	15,000	13,699
Series 2008 C, 6.5% 11/15/28	9,445	10,173
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	25,233
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,192
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,575
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,591
5.25% 1/1/27	6,570	6,616
Series 2007 H:
5% 1/1/21	5,755	6,085
5% 1/1/25	13,000	12,971
5% 1/1/26	4,000	3,946
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,260	10,159
5.5% 4/1/20 (AMBAC Insured)	43,375	49,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund: - continued
Series 2007 B, 5% 4/1/27	$ 6,750	$ 6,569
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,396
5.25% 3/15/25	8,000	8,331
5.25% 3/15/26	12,080	12,485
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	6,200	6,652
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,953
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,164
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (MBIA Insured)	5,000	5,607
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,143
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,398
5% 1/1/24 (FSA Insured)	5,975	6,113
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	102
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	119
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	122
7.5% 3/1/16 (MBIA Insured)	970	1,196
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	138
7.5% 3/1/17 (MBIA Insured)	1,100	1,366
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,013
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	4,925
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	1,095	1,082
Series 2007 B, 5.25% 12/1/32	680	477
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,138
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	3,855
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,207
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 3,255	$ 3,313
5.25% 6/1/22 (AMBAC Insured)	5,270	5,333
5.5% 6/1/14	13,125	13,205
5.5% 6/1/15	6,700	6,849
5.5% 6/1/16	17,500	17,834
5.5% 6/1/17	7,000	7,179
5.5% 6/1/18 (MBIA Insured)	3,000	3,133
5.5% 6/1/19	4,600	4,720
Series 2003B 1C:
5.5% 6/1/15	11,800	12,062
5.5% 6/1/17	5,700	5,846
Series 2003B 1C:
5.5% 6/1/14	5,000	5,030
5.5% 6/1/18	3,800	3,909
5.5% 6/1/19	13,620	13,977
5.5% 6/1/21	12,070	12,184
5.5% 6/1/22	9,700	9,732
Series C1:
5% 6/1/11	405	405
5.5% 6/1/16	10,040	10,371
5.5% 6/1/20	16,000	16,275
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,705	1,743
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,247
Series 2007 A, 5% 11/15/27	6,410	6,441
Series 2008 A:
5% 11/15/37	13,000	12,280
5.25% 11/15/38	14,500	14,199
Series 2001 A:
5% 1/1/32	3,010	2,906
5% 1/1/32 (MBIA Insured)	1,455	1,412
Series 2002 A, 5.25% 1/1/19	1,100	1,159
		1,406,696
New York & New Jersey - 3.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,017
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,519
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
134th Series, 5% 1/15/39	$ 10,000	$ 9,409
136th Series, 5.25% 11/1/16 (b)	4,510	4,769
138th Series, 5% 12/1/13 (b)	4,500	4,795
141st Series, 5% 9/1/18 (b)	6,045	6,174
147th Series, 5% 10/15/17 (b)	5,000	5,253
85th Series, 5.375% 3/1/28	6,205	6,555
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	5,000	5,111
		48,602
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	2,939
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	887
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,010
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	5,000	4,849
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,504
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,002
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,055
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,000	886
		17,132
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,512,162)	1,473,387
NET OTHER ASSETS - 0.9%	13,873
NET ASSETS - 100%	$ 1,487,260
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,473,387	$ -	$ 1,473,387	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (unaudited)
General Obligations	37.0%
Special Tax	21.7%
Transportation	12.4%
Water & Sewer	10.1%
Education	7.9%
Others* (individually less than 5%)	10.9%
100.0%
*Includes net other assets
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $426,000 all of which will expire on January 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,512,162)		$ 1,473,387
Receivable for fund shares sold		1,246
Interest receivable		18,052
Prepaid expenses		13
Other receivables		7
Total assets		1,492,705

Liabilities
Payable to custodian bank	$ 1,642
Payable for fund shares redeemed	1,528
Distributions payable	1,296
Accrued management fee	456
Transfer agent fee payable	350
Distribution fees payable	27
Other affiliated payables	93
Other payables and accrued expenses	53
Total liabilities		5,445

Net Assets		$ 1,487,260
Net Assets consist of:
Paid in capital		$ 1,526,367
Undistributed net investment income		122
Accumulated undistributed net realized gain (loss) on investments		(454)
Net unrealized appreciation (depreciation) on investments		(38,775)
Net Assets		$ 1,487,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,524 ÷ 1,673.2 shares)	$ 12.27

Maximum offering price per share (100/96.00 of $12.27)	$ 12.78
Class T: Net Asset Value and redemption price per share ($7,777 ÷ 633.2 shares)	$ 12.28

Maximum offering price per share (100/96.00 of $12.28)	$ 12.79
Class B: Net Asset Value and offering price per share ($6,586 ÷ 537.3 shares)A	$ 12.26

Class C: Net Asset Value and offering price per share ($19,336 ÷ 1,576.4 shares)A	$ 12.27

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,428,134 ÷ 116,391.5 shares)	$ 12.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,903 ÷ 399.9 shares)	$ 12.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2009

Investment Income
Interest		$ 67,084

Expenses
Management fee	$ 5,588
Transfer agent fees	1,084
Distribution fees	291
Accounting fees and expenses	289
Custodian fees and expenses	22
Independent trustees' compensation	6
Registration fees	81
Audit	62
Legal	14
Miscellaneous	8
Total expenses before reductions	7,445
Expense reductions	(160)	7,285
Net investment income		59,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,045)
Swap agreements	573
Total net realized gain (loss)		(472)
Change in net unrealized appreciation (depreciation) on: Investment securities	(69,897)
Swap agreements	(525)
Total change in net unrealized appreciation (depreciation)		(70,422)
Net gain (loss)		(70,894)
Net increase (decrease) in net assets resulting from operations		$ (11,095)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2009	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 59,799	$ 55,222
Net realized gain (loss)	(472)	4,123
Change in net unrealized appreciation (depreciation)	(70,422)	10,830
Net increase (decrease) in net assets resulting from operations	(11,095)	70,175
Distributions to shareholders from net investment income	(59,779)	(55,204)
Distributions to shareholders from net realized gain	(840)	(3,939)
Total distributions	(60,619)	(59,143)
Share transactions - net increase (decrease)	35,883	63,058
Redemption fees	62	18
Total increase (decrease) in net assets	(35,769)	74,108

Net Assets
Beginning of period	1,523,029	1,448,921
End of period (including undistributed net investment income of $122 and undistributed net investment income of $162, respectively)	$ 1,487,260	$ 1,523,029

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income C	.449	.446	.464	.483	.504
Net realized and unrealized gain (loss)	(.521)	.134	.002 D	(.227)	.101
Total from investment operations	(.072)	.580	.466	.256	.605
Distributions from net investment income	(.451)	(.446)	(.464)	(.481)	(.507)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.458)	(.480)	(.576)	(.606)	(.685)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return A, B	(.49)%	4.67%	3.72%	2.00%	4.72%
Ratios to Average Net Assets E
Expenses before reductions	.75%	.73%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.75%	.73%	.66%	.67%	.68%
Expenses net of all reductions	.74%	.70%	.63%	.64%	.67%
Net investment income	3.67%	3.52%	3.65%	3.73%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 13	$ 11	$ 6	$ 6
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income C	.452	.446	.455	.472	.494
Net realized and unrealized gain (loss)	(.520)	.134	.001 D	(.217)	.090
Total from investment operations	(.068)	.580	.456	.255	.584
Distributions from net investment income	(.455)	(.446)	(.454)	(.470)	(.496)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.462)	(.480)	(.566)	(.595)	(.674)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Total Return A, B	(.46)%	4.67%	3.64%	1.99%	4.55%
Ratios to Average Net Assets E
Expenses before reductions	.72%	.72%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.72%	.72%	.74%	.75%	.76%
Expenses net of all reductions	.71%	.70%	.71%	.72%	.75%
Net investment income	3.70%	3.53%	3.57%	3.65%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 5	$ 4	$ 3	$ 2
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income C	.370	.358	.366	.384	.405
Net realized and unrealized gain (loss)	(.533)	.134	.002 D	(.227)	.100
Total from investment operations	(.163)	.492	.368	.157	.505
Distributions from net investment income	(.370)	(.358)	(.366)	(.382)	(.407)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.377)	(.392)	(.478)	(.507)	(.585)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return A, B	(1.23)%	3.95%	2.93%	1.22%	3.93%
Ratios to Average Net Assets E
Expenses before reductions	1.41%	1.42%	1.43%	1.43%	1.44%
Expenses net of fee waivers, if any	1.41%	1.42%	1.43%	1.43%	1.44%
Expenses net of all reductions	1.40%	1.40%	1.40%	1.41%	1.43%
Net investment income	3.01%	2.83%	2.88%	2.96%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 9	$ 10	$ 10
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income C	.357	.347	.355	.373	.394
Net realized and unrealized gain (loss)	(.522)	.134	.002 D	(.228)	.100
Total from investment operations	(.165)	.481	.357	.145	.494
Distributions from net investment income	(.358)	(.347)	(.355)	(.370)	(.396)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.365)	(.381)	(.467)	(.495)	(.574)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return A, B	(1.24)%	3.86%	2.84%	1.14%	3.84%
Ratios to Average Net Assets E
Expenses before reductions	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.50%	1.48%	1.49%	1.49%	1.51%
Net investment income	2.91%	2.74%	2.79%	2.88%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 16	$ 16	$ 20	$ 16
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income B	.486	.479	.488	.508	.530
Net realized and unrealized gain (loss)	(.533)	.134	.001 C	(.217)	.091
Total from investment operations	(.047)	.613	.489	.291	.621
Distributions from net investment income	(.486)	(.479)	(.487)	(.506)	(.533)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.493)	(.513)	(.599)	(.631)	(.711)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Total Return A	(.29)%	4.94%	3.91%	2.27%	4.84%
Ratios to Average Net Assets D
Expenses before reductions	.47%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.46%	.44%	.45%	.45%	.47%
Net investment income	3.95%	3.78%	3.83%	3.92%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,428	$ 1,480	$ 1,407	$ 1,411	$ 1,406
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income B	.479	.479	.487	.506	.523
Net realized and unrealized gain (loss)	(.527)	.133	.002 C	(.227)	.092
Total from investment operations	(.048)	.612	.489	.279	.615
Distributions from net investment income	(.485)	(.478)	(.487)	(.504)	(.527)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.492)	(.512)	(.599)	(.629)	(.705)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return A	(.29)%	4.94%	3.91%	2.18%	4.80%
Ratios to Average Net Assets D
Expenses before reductions	.48%	.47%	.48%	.49%	.53%
Expenses net of fee waivers, if any	.48%	.47%	.48%	.49%	.53%
Expenses net of all reductions	.47%	.44%	.45%	.46%	.52%
Net investment income	3.94%	3.78%	3.83%	3.91%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 4,903	$ 1,995	$ 1,195	$ 898	$ 284
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009 for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 16,714
Unrealized depreciation	(55,369)
Net unrealized appreciation (depreciation)	(38,655)
Undistributed ordinary income	2
Capital loss carryforward	(426)

Cost for federal income tax purposes	$ 1,512,042

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	January 31, 2009	January 31, 2008
Tax-exempt Income	$ 59,779	$ 55,204
Long-term Capital Gains	840	3,939
Total	$ 60,619	$ 59,143

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $303,341 and $256,779, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 41	$ 3
Class T	-%	.25%	16	-
Class B	.65%	.25%	66	48
Class C	.75%	.25%	168	50
			$ 291	$ 101

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	5
Class B*	23
Class C*	3
$ 42

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 16.10
Class T	5.07
Class B	8.11
Class C	18.11
New York Municipal Income	1,034.07
Institutional Class	3.08
	$ 1,084

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $19 and $141, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2009	2008
From net investment income
Class A	$ 604	$ 404
Class T	236	169
Class B	220	241
Class C	491	418
New York Municipal Income	58,103	53,927
Institutional Class	125	45
Total	$ 59,779	$ 55,204

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders - continued

Years ended January 31,	2009	2008
From net realized gain
Class A	$ 8	$ 31
Class T	3	13
Class B	4	23
Class C	8	42
New York Municipal Income	816	3,827
Institutional Class	1	3
Total	$ 840	$ 3,939

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2009	2008	2009	2008
Class A
Shares sold	850	279	$ 10,478	$ 3,563
Reinvestment of distributions	37	24	457	303
Shares redeemed	(230)	(180)	(2,765)	(2,273)
Net increase (decrease)	657	123	$ 8,170	$ 1,593
Class T
Shares sold	389	164	$ 4,807	$ 2,098
Reinvestment of distributions	14	11	171	134
Shares redeemed	(123)	(112)	(1,491)	(1,425)
Net increase (decrease)	280	63	$ 3,487	$ 807
Class B
Shares sold	99	48	$ 1,215	$ 605
Reinvestment of distributions	12	15	149	193
Shares redeemed	(202)	(148)	(2,471)	(1,883)
Net increase (decrease)	(91)	(85)	$ (1,107)	$ (1,085)
Class C
Shares sold	543	323	$ 6,685	$ 4,095
Reinvestment of distributions	21	19	251	240
Shares redeemed	(202)	(407)	(2,493)	(5,157)
Net increase (decrease)	362	(65)	$ 4,443	$ (822)
New York Municipal Income
Shares sold	38,599	24,396	$ 474,128	$ 309,298
Reinvestment of distributions	3,497	3,308	42,806	41,932
Shares redeemed	(41,257)	(22,904)	(499,022)	(289,467)
Net increase (decrease)	839	4,800	$ 17,912	$ 61,763
Institutional Class
Shares sold	353	130	$ 4,299	$ 1,658
Reinvestment of distributions	4	3	47	36
Shares redeemed	(113)	(71)	(1,368)	(892)
Net increase (decrease)	244	62	$ 2,978	$ 802

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 2.08% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNM-UANN-0309
1.789705.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
New York Municipal Income
Fund - Institutional Class

Annual Report

January 31, 2009

Institutional Class is a class of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-0.29%	3.09%	4.44%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Institutional Class on January 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on August 1, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund

Despite an impressive late-period rally, municipal bonds suffered losses during the 12 months ending January 31, 2009, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bond prices ultimately experienced declines amid concerns about the financial strength of bond insurers. Supply pressures also weighed on munis, as issuers scrambled to refinance their auction-rate debt when the market for these securities - a source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the robust selling by leveraged investors to cover losses and meet investor redemptions. But in December and January, munis started to regain strength as investors gravitated toward their attractive valuations and as coupon payments - many of them distributed to investors in January - were reinvested into the muni market. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 0.16%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 2.59%.

For the year ending January 31, 2009, the fund's Class A, Class T, Class B and Class C shares returned -0.49%, -0.46%, -1.23% and -1.24%, respectively (excluding sales charges). Meanwhile, the Barclays Capital New York 4+ Year Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -0.25%. Sector selection and yield-curve positioning bolstered the fund's relative performance. In terms of sector selection, underweightings in tobacco bonds and housing bonds - two poor-performing sectors - aided performance. Both were hurt in large measure by the broad downturn in lower-quality bonds. An underweighting in New York City bonds also helped because they were hurt by concerns about the city's fiscal health in response to the weakening economy and declining revenues on Wall Street. Turning to yield-curve positioning - meaning how I allocated investments across bonds of various maturities - my decision to maintain a larger-than-index stake in intermediate bonds proved beneficial, because they outperformed longer-term securities, in which I was underweighted. In contrast, some decisions regarding credit quality worked against us. In particular, the fund was hurt by its underexposure to prerefunded and escrowed bonds, both of which are backed by U.S. Treasuries or other government-guaranteed bonds. These securities were in strong demand as investors flocked to very high-quality instruments with attractive levels of tax-free yield.

For the year ending January 31, 2009, the fund's Institutional Class shares returned -0.29%, and the Barclays Capital New York 4+ Year Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -0.25%. Sector selection and yield-curve positioning bolstered the fund's relative performance. In terms of sector selection, underweightings in tobacco bonds and housing bonds - two poor-performing sectors - aided performance. Both were hurt in large measure by the broad downturn in lower-quality bonds. An underweighting in New York City bonds also helped because they were hurt by concerns about the city's fiscal health in response to the weakening economy and declining revenues on Wall Street. Turning to yield-curve positioning - meaning how I allocated investments across bonds of various maturities - my decision to maintain a larger-than-index stake in intermediate bonds proved beneficial, because they outperformed longer-term securities, in which I was underweighted. In contrast, some decisions regarding credit quality worked against us. In particular, the fund was hurt by its underexposure to prerefunded and escrowed bonds, both of which are backed by U.S. Treasuries or other government-guaranteed bonds. These securities were in strong demand as investors flocked to very high-quality instruments with attractive levels of tax-free yield.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	.75%
Actual		$ 1,000.00	$ 1,002.10	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Class T	.72%
Actual		$ 1,000.00	$ 1,002.30	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.66
Class B	1.41%
Actual		$ 1,000.00	$ 998.80	$ 7.08
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.15
Class C	1.50%
Actual		$ 1,000.00	$ 998.40	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 1,003.50	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.77	$ 2.39
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,003.40	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.0	35.2
Special Tax	21.7	22.3
Transportation	12.4	12.3
Water & Sewer	10.1	11.6
Education	7.9	6.6
Weighted Average Maturity as of January 31, 2009
		6 months ago
Years	12.5	8.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	8.8	7.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2009	As of July 31, 2008
AAA 7.1%	AAA 20.0%
AA,A 81.4%	AA,A 75.2%
BBB 9.2%	BBB 1.9%
BB and Below 1.0%	BB and Below 1.1%
Not Rated 0.4%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments January 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 1,100	$ 957
New York - 94.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	2,515
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	539
Series A2, 5% 8/1/11	750	795
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (FGIC Insured)	2,625	2,781
5% 9/1/16 (FGIC Insured)	1,680	1,768
5% 9/1/17 (FGIC Insured)	1,000	1,041
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,714
5.75% 5/1/20 (FSA Insured)	1,400	1,488
5.75% 5/1/21	1,755	1,853
5.75% 5/1/22	4,900	5,138
5.75% 5/1/23	1,000	1,042
Series 2004:
5.75% 5/1/17	5,950	6,750
5.75% 5/1/19 (FSA Insured)	5,000	5,544
5.75% 5/1/23 (FSA Insured)	9,620	10,217
5.75% 5/1/25 (FSA Insured)	2,000	2,095
5.75% 5/1/26	8,985	9,367
Series 2007 A, 5.75% 5/1/27	5,000	4,960
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,590
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,123
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,566
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	6,823
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,010	1,333
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	18,660
Series 2006 B, 5% 12/1/35	3,000	2,625
Series 2006 C, 5% 9/1/35	2,500	2,189
Series 2006 E, 5% 12/1/17	10,000	10,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2009 A, 5.75% 4/1/39	$ 2,500	$ 2,482
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,138
5.75% 7/1/31	3,025	3,036
Series 2002 B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,166
5.5% 7/1/23	5,000	5,112
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,335
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (MBIA Insured) (b)	1,000	1,032
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,481
5% 8/1/13	1,650	1,578
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (MBIA Insured)	1,000	1,035
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	75	75
Series 2001 B, 5.875% 11/1/11	540	545
Series 2001 C, 5.625% 11/1/10	270	275
Series 2001 D, 5.625% 11/1/10	1,225	1,276
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,102
Series 2000 A, 6.5% 5/15/11	195	207
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,731
Series 2002 A, 5.75% 8/1/14	5,000	5,524
Series 2002 A1, 5.25% 11/1/14	1,350	1,452
Series 2002 B:
5.75% 8/1/14	3,000	3,315
5.75% 8/1/15	3,500	3,845
Series 2003 A:
5.5% 8/1/14	3,205	3,578
5.5% 8/1/20	7,000	7,340
Series 2003 E, 5.25% 8/1/14	3,390	3,741
Series 2003 J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,831
5.5% 6/1/19	2,395	2,567
5.5% 6/1/20 (AMBAC Insured)	6,000	6,305
Series 2004 B, 5.25% 8/1/15	9,855	10,970
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 F, 5.25% 8/1/12	$ 2,000	$ 2,127
Series 2005 G:
5.25% 8/1/16	9,010	10,212
5.625% 8/1/13 (MBIA Insured)	3,000	3,303
Series 2008 A1, 5.25% 8/15/27	15,000	14,825
Series 2008 D1, 5.125% 12/1/23	5,000	5,101
Series A, 5% 8/1/19	3,000	3,181
Series I-1, 5% 4/1/17	7,215	7,943
Series O, 5% 6/1/22	5,000	5,081
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,768
5.5% 2/15/17 (FSA Insured)	3,000	3,165
5.5% 2/15/18 (FSA Insured)	2,500	2,620
5.5% 2/15/19 (FSA Insured)	1,250	1,300
Series 2008 A, 5.5% 2/15/21	9,630	9,969
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,256
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,575	1,575
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,892
Series 2002 A, 5.125% 6/15/34	16,500	16,395
Series 2003 E, 5% 6/15/34	2,000	1,922
Series 2005 D:
5% 6/15/37	16,090	15,317
5% 6/15/38	20,050	19,044
5% 6/15/39	2,800	2,654
Series 2009 DD, 6% 6/15/40	1,060	1,125
Series A:
5% 6/15/32	5,000	4,859
5.125% 6/15/34	4,200	4,173
5.75% 6/15/40	9,800	10,336
Series AA, 5% 6/15/27	10,000	10,013
Series D, 5% 6/15/39	3,755	3,575
Series E, 5% 6/15/38	2,975	2,826
Series G:
5.125% 6/15/32	3,000	2,966
5.125% 6/15/32 (FGIC Insured)	4,750	4,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	$ 3,000	$ 2,733
Series 2008 S1, 5% 1/15/34	15,000	13,827
Series 2009 S1:
5.5% 7/15/31	5,000	5,029
5.625% 7/15/38	2,900	2,907
Series S2, 6% 7/15/38	7,500	7,723
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,154
Series 2003 D:
5% 2/1/31	20,025	19,453
5.25% 2/1/17 (MBIA Insured)	9,385	10,225
5.25% 2/1/19	8,075	8,634
Series 2004 B, 5% 8/1/32	5,000	4,826
Series 2004 C:
5% 2/1/28	15,000	14,945
5% 2/1/33 (FGIC Insured)	7,350	7,053
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,461
Series B, 5.25% 8/1/19	3,000	3,242
Series C, 5.375% 2/1/17	1,000	1,060
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,297
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,198
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (Assured Guaranty Corp. Insured)	48,000	40,972
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	8,000	8,329
(Ref. Ed. Proj.) Series 2005 B, 5.5% 3/15/22	7,025	7,999
Series 2006 C, 5% 12/15/31	10,000	9,773
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,502
5.75% 7/1/13 (AMBAC Insured)	3,000	3,251
Series C, 7.5% 7/1/10	2,695	2,820
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (MBIA Insured)	1,900	2,242
6% 7/1/21 (MBIA Insured)	2,500	2,980
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,495	2,505
5.85% 8/1/40	9,500	9,544
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	$ 13,000	$ 14,296
5.5% 5/15/21 (AMBAC Insured)	10,000	10,856
5.5% 5/15/28	2,700	2,668
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,635	2,922
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	1,706
5% 7/1/14	2,510	2,152
Series 2007 A:
5% 7/1/10	1,000	964
5% 7/1/11	1,365	1,280
5% 7/1/12	1,530	1,394
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,095
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	788
5.5% 7/1/19 (AMBAC Insured)	1,705	1,774
5.5% 7/1/20 (AMBAC Insured)	860	894
Series 2008 A, 5.25% 7/1/48	10,000	9,677
Series 2008 B, 5.25% 7/1/48	8,000	7,741
Series A, 5.75% 7/1/27	11,000	12,166
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	1,981
5% 5/1/21	1,315	1,251
Series 1998, 5.5% 11/1/14 (MBIA Insured)	1,500	1,561
(Orange Reg'l. Med. Ctr. Proj.):
5.5% 12/1/12	3,125	2,947
6.125% 12/1/29	1,000	729
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,713
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,531
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,846
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	548
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	17,774
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	10,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.):
Series B, 7.5% 5/15/11	$ 1,035	$ 1,160
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	1,920
5.5% 3/1/39	2,500	2,343
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,278
5% 7/1/39	19,005	17,233
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,314
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,073
6% 7/1/15	1,160	1,124
6% 7/1/16	1,230	1,177
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	711
5.375% 7/1/17 (AMBAC Insured)	370	391
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,187
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,475
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	10,909
6% 10/1/22 (MBIA Insured)	2,775	2,884
6% 10/1/29 (MBIA Insured)	5,600	5,675
6%, tender 5/15/12 (a)	11,000	11,774
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,566
5.25% 7/1/21 (MBIA Insured)	1,745	1,839
5.25% 7/1/22 (MBIA Insured)	1,835	1,912
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	4,851
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	548
Series 2002 D:
5% 6/15/20	9,000	9,445
5.125% 6/15/31	6,900	6,922
Series 2002 G, 5.25% 10/15/20	1,255	1,304
Series 2004 F, 5% 6/15/34	4,825	4,670
Series 2003 I, 5% 6/15/24	2,000	2,049
Series 2004 D, 5% 2/15/34	12,150	11,762
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.: - continued
Series 2005 B, 5.5% 10/15/21	$ 3,985	$ 4,588
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,247
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	9,612
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2002 A, 5.5% 11/15/26	13,575	13,744
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,036
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,572
Series 2003 B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,276
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,180
Series 2005 B, 5% 11/15/35 (MBIA Insured)	3,300	2,897
Series 2007 B:
5% 11/15/26	8,185	7,777
5% 11/15/28	2,235	2,063
Series 2008 A, 5.25% 11/15/36	15,000	13,699
Series 2008 C, 6.5% 11/15/28	9,445	10,173
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	25,233
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,192
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,575
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,591
5.25% 1/1/27	6,570	6,616
Series 2007 H:
5% 1/1/21	5,755	6,085
5% 1/1/25	13,000	12,971
5% 1/1/26	4,000	3,946
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,260	10,159
5.5% 4/1/20 (AMBAC Insured)	43,375	49,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund: - continued
Series 2007 B, 5% 4/1/27	$ 6,750	$ 6,569
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,396
5.25% 3/15/25	8,000	8,331
5.25% 3/15/26	12,080	12,485
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	6,200	6,652
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,953
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,164
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (MBIA Insured)	5,000	5,607
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,143
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,398
5% 1/1/24 (FSA Insured)	5,975	6,113
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	102
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	119
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	122
7.5% 3/1/16 (MBIA Insured)	970	1,196
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	138
7.5% 3/1/17 (MBIA Insured)	1,100	1,366
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,013
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	4,925
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	1,095	1,082
Series 2007 B, 5.25% 12/1/32	680	477
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,138
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	3,855
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,207
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 3,255	$ 3,313
5.25% 6/1/22 (AMBAC Insured)	5,270	5,333
5.5% 6/1/14	13,125	13,205
5.5% 6/1/15	6,700	6,849
5.5% 6/1/16	17,500	17,834
5.5% 6/1/17	7,000	7,179
5.5% 6/1/18 (MBIA Insured)	3,000	3,133
5.5% 6/1/19	4,600	4,720
Series 2003B 1C:
5.5% 6/1/15	11,800	12,062
5.5% 6/1/17	5,700	5,846
Series 2003B 1C:
5.5% 6/1/14	5,000	5,030
5.5% 6/1/18	3,800	3,909
5.5% 6/1/19	13,620	13,977
5.5% 6/1/21	12,070	12,184
5.5% 6/1/22	9,700	9,732
Series C1:
5% 6/1/11	405	405
5.5% 6/1/16	10,040	10,371
5.5% 6/1/20	16,000	16,275
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,705	1,743
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,247
Series 2007 A, 5% 11/15/27	6,410	6,441
Series 2008 A:
5% 11/15/37	13,000	12,280
5.25% 11/15/38	14,500	14,199
Series 2001 A:
5% 1/1/32	3,010	2,906
5% 1/1/32 (MBIA Insured)	1,455	1,412
Series 2002 A, 5.25% 1/1/19	1,100	1,159
		1,406,696
New York & New Jersey - 3.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,017
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,519
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
134th Series, 5% 1/15/39	$ 10,000	$ 9,409
136th Series, 5.25% 11/1/16 (b)	4,510	4,769
138th Series, 5% 12/1/13 (b)	4,500	4,795
141st Series, 5% 9/1/18 (b)	6,045	6,174
147th Series, 5% 10/15/17 (b)	5,000	5,253
85th Series, 5.375% 3/1/28	6,205	6,555
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	5,000	5,111
		48,602
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	2,939
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	887
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,010
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	5,000	4,849
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,504
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,002
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,055
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,000	886
		17,132
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,512,162)	1,473,387
NET OTHER ASSETS - 0.9%	13,873
NET ASSETS - 100%	$ 1,487,260
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,473,387	$ -	$ 1,473,387	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (unaudited)
General Obligations	37.0%
Special Tax	21.7%
Transportation	12.4%
Water & Sewer	10.1%
Education	7.9%
Others* (individually less than 5%)	10.9%
100.0%
*Includes net other assets
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $426,000 all of which will expire on January 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,512,162)		$ 1,473,387
Receivable for fund shares sold		1,246
Interest receivable		18,052
Prepaid expenses		13
Other receivables		7
Total assets		1,492,705

Liabilities
Payable to custodian bank	$ 1,642
Payable for fund shares redeemed	1,528
Distributions payable	1,296
Accrued management fee	456
Transfer agent fee payable	350
Distribution fees payable	27
Other affiliated payables	93
Other payables and accrued expenses	53
Total liabilities		5,445

Net Assets		$ 1,487,260
Net Assets consist of:
Paid in capital		$ 1,526,367
Undistributed net investment income		122
Accumulated undistributed net realized gain (loss) on investments		(454)
Net unrealized appreciation (depreciation) on investments		(38,775)
Net Assets		$ 1,487,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,524 ÷ 1,673.2 shares)	$ 12.27

Maximum offering price per share (100/96.00 of $12.27)	$ 12.78
Class T: Net Asset Value and redemption price per share ($7,777 ÷ 633.2 shares)	$ 12.28

Maximum offering price per share (100/96.00 of $12.28)	$ 12.79
Class B: Net Asset Value and offering price per share ($6,586 ÷ 537.3 shares)A	$ 12.26

Class C: Net Asset Value and offering price per share ($19,336 ÷ 1,576.4 shares)A	$ 12.27

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,428,134 ÷ 116,391.5 shares)	$ 12.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,903 ÷ 399.9 shares)	$ 12.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2009

Investment Income
Interest		$ 67,084

Expenses
Management fee	$ 5,588
Transfer agent fees	1,084
Distribution fees	291
Accounting fees and expenses	289
Custodian fees and expenses	22
Independent trustees' compensation	6
Registration fees	81
Audit	62
Legal	14
Miscellaneous	8
Total expenses before reductions	7,445
Expense reductions	(160)	7,285
Net investment income		59,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,045)
Swap agreements	573
Total net realized gain (loss)		(472)
Change in net unrealized appreciation (depreciation) on: Investment securities	(69,897)
Swap agreements	(525)
Total change in net unrealized appreciation (depreciation)		(70,422)
Net gain (loss)		(70,894)
Net increase (decrease) in net assets resulting from operations		$ (11,095)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2009	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 59,799	$ 55,222
Net realized gain (loss)	(472)	4,123
Change in net unrealized appreciation (depreciation)	(70,422)	10,830
Net increase (decrease) in net assets resulting from operations	(11,095)	70,175
Distributions to shareholders from net investment income	(59,779)	(55,204)
Distributions to shareholders from net realized gain	(840)	(3,939)
Total distributions	(60,619)	(59,143)
Share transactions - net increase (decrease)	35,883	63,058
Redemption fees	62	18
Total increase (decrease) in net assets	(35,769)	74,108

Net Assets
Beginning of period	1,523,029	1,448,921
End of period (including undistributed net investment income of $122 and undistributed net investment income of $162, respectively)	$ 1,487,260	$ 1,523,029

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income C	.449	.446	.464	.483	.504
Net realized and unrealized gain (loss)	(.521)	.134	.002 D	(.227)	.101
Total from investment operations	(.072)	.580	.466	.256	.605
Distributions from net investment income	(.451)	(.446)	(.464)	(.481)	(.507)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.458)	(.480)	(.576)	(.606)	(.685)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return A, B	(.49)%	4.67%	3.72%	2.00%	4.72%
Ratios to Average Net Assets E
Expenses before reductions	.75%	.73%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.75%	.73%	.66%	.67%	.68%
Expenses net of all reductions	.74%	.70%	.63%	.64%	.67%
Net investment income	3.67%	3.52%	3.65%	3.73%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 13	$ 11	$ 6	$ 6
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income C	.452	.446	.455	.472	.494
Net realized and unrealized gain (loss)	(.520)	.134	.001 D	(.217)	.090
Total from investment operations	(.068)	.580	.456	.255	.584
Distributions from net investment income	(.455)	(.446)	(.454)	(.470)	(.496)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.462)	(.480)	(.566)	(.595)	(.674)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Total Return A, B	(.46)%	4.67%	3.64%	1.99%	4.55%
Ratios to Average Net Assets E
Expenses before reductions	.72%	.72%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.72%	.72%	.74%	.75%	.76%
Expenses net of all reductions	.71%	.70%	.71%	.72%	.75%
Net investment income	3.70%	3.53%	3.57%	3.65%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 5	$ 4	$ 3	$ 2
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income C	.370	.358	.366	.384	.405
Net realized and unrealized gain (loss)	(.533)	.134	.002 D	(.227)	.100
Total from investment operations	(.163)	.492	.368	.157	.505
Distributions from net investment income	(.370)	(.358)	(.366)	(.382)	(.407)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.377)	(.392)	(.478)	(.507)	(.585)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return A, B	(1.23)%	3.95%	2.93%	1.22%	3.93%
Ratios to Average Net Assets E
Expenses before reductions	1.41%	1.42%	1.43%	1.43%	1.44%
Expenses net of fee waivers, if any	1.41%	1.42%	1.43%	1.43%	1.44%
Expenses net of all reductions	1.40%	1.40%	1.40%	1.41%	1.43%
Net investment income	3.01%	2.83%	2.88%	2.96%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 9	$ 10	$ 10
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Income from Investment Operations
Net investment income C	.357	.347	.355	.373	.394
Net realized and unrealized gain (loss)	(.522)	.134	.002 D	(.228)	.100
Total from investment operations	(.165)	.481	.357	.145	.494
Distributions from net investment income	(.358)	(.347)	(.355)	(.370)	(.396)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.365)	(.381)	(.467)	(.495)	(.574)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return A, B	(1.24)%	3.86%	2.84%	1.14%	3.84%
Ratios to Average Net Assets E
Expenses before reductions	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.51%	1.51%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.50%	1.48%	1.49%	1.49%	1.51%
Net investment income	2.91%	2.74%	2.79%	2.88%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 16	$ 16	$ 20	$ 16
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income B	.486	.479	.488	.508	.530
Net realized and unrealized gain (loss)	(.533)	.134	.001 C	(.217)	.091
Total from investment operations	(.047)	.613	.489	.291	.621
Distributions from net investment income	(.486)	(.479)	(.487)	(.506)	(.533)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.493)	(.513)	(.599)	(.631)	(.711)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Total Return A	(.29)%	4.94%	3.91%	2.27%	4.84%
Ratios to Average Net Assets D
Expenses before reductions	.47%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.46%	.44%	.45%	.45%	.47%
Net investment income	3.95%	3.78%	3.83%	3.92%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,428	$ 1,480	$ 1,407	$ 1,411	$ 1,406
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25
Income from Investment Operations
Net investment income B	.479	.479	.487	.506	.523
Net realized and unrealized gain (loss)	(.527)	.133	.002 C	(.227)	.092
Total from investment operations	(.048)	.612	.489	.279	.615
Distributions from net investment income	(.485)	(.478)	(.487)	(.504)	(.527)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)
Total distributions	(.492)	(.512)	(.599)	(.629)	(.705)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Total Return A	(.29)%	4.94%	3.91%	2.18%	4.80%
Ratios to Average Net Assets D
Expenses before reductions	.48%	.47%	.48%	.49%	.53%
Expenses net of fee waivers, if any	.48%	.47%	.48%	.49%	.53%
Expenses net of all reductions	.47%	.44%	.45%	.46%	.52%
Net investment income	3.94%	3.78%	3.83%	3.91%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 4,903	$ 1,995	$ 1,195	$ 898	$ 284
Portfolio turnover rate	17%	13%	23%	28%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009 for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 16,714
Unrealized depreciation	(55,369)
Net unrealized appreciation (depreciation)	(38,655)
Undistributed ordinary income	2
Capital loss carryforward	(426)

Cost for federal income tax purposes	$ 1,512,042

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	January 31, 2009	January 31, 2008
Tax-exempt Income	$ 59,779	$ 55,204
Long-term Capital Gains	840	3,939
Total	$ 60,619	$ 59,143

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $303,341 and $256,779, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 41	$ 3
Class T	-%	.25%	16	-
Class B	.65%	.25%	66	48
Class C	.75%	.25%	168	50
			$ 291	$ 101

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	5
Class B*	23
Class C*	3
$ 42

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 16.10
Class T	5.07
Class B	8.11
Class C	18.11
New York Municipal Income	1,034.07
Institutional Class	3.08
	$ 1,084

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $19 and $141, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2009	2008
From net investment income
Class A	$ 604	$ 404
Class T	236	169
Class B	220	241
Class C	491	418
New York Municipal Income	58,103	53,927
Institutional Class	125	45
Total	$ 59,779	$ 55,204

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders - continued

Years ended January 31,	2009	2008
From net realized gain
Class A	$ 8	$ 31
Class T	3	13
Class B	4	23
Class C	8	42
New York Municipal Income	816	3,827
Institutional Class	1	3
Total	$ 840	$ 3,939

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2009	2008	2009	2008
Class A
Shares sold	850	279	$ 10,478	$ 3,563
Reinvestment of distributions	37	24	457	303
Shares redeemed	(230)	(180)	(2,765)	(2,273)
Net increase (decrease)	657	123	$ 8,170	$ 1,593
Class T
Shares sold	389	164	$ 4,807	$ 2,098
Reinvestment of distributions	14	11	171	134
Shares redeemed	(123)	(112)	(1,491)	(1,425)
Net increase (decrease)	280	63	$ 3,487	$ 807
Class B
Shares sold	99	48	$ 1,215	$ 605
Reinvestment of distributions	12	15	149	193
Shares redeemed	(202)	(148)	(2,471)	(1,883)
Net increase (decrease)	(91)	(85)	$ (1,107)	$ (1,085)
Class C
Shares sold	543	323	$ 6,685	$ 4,095
Reinvestment of distributions	21	19	251	240
Shares redeemed	(202)	(407)	(2,493)	(5,157)
Net increase (decrease)	362	(65)	$ 4,443	$ (822)
New York Municipal Income
Shares sold	38,599	24,396	$ 474,128	$ 309,298
Reinvestment of distributions	3,497	3,308	42,806	41,932
Shares redeemed	(41,257)	(22,904)	(499,022)	(289,467)
Net increase (decrease)	839	4,800	$ 17,912	$ 61,763
Institutional Class
Shares sold	353	130	$ 4,299	$ 1,658
Reinvestment of distributions	4	3	47	36
Shares redeemed	(113)	(71)	(1,368)	(892)
Net increase (decrease)	244	62	$ 2,978	$ 802

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 2.08% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNMI-UANN-0309
1.789706.106

Item 2. Code of Ethics

As of the end of the period, January 31, 2009, Fidelity New York Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity New York Municipal Income Fund (the "Fund"):

Services Billed by Deloitte Entities

January 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$48,000	$-	$4,500	$-

January 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$46,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2009A	January 31, 2008A,B
Audit-Related Fees	$815,000	$-
Tax Fees	$2,000	$-
All Other Fees	$445,000	$485,000

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	January 31, 2009 A	January 31, 2008 A
Deloitte Entities	$1,475,000	$675,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 30, 2009